PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 155,969	$ 149,430
Accumulated depreciation	116,756	109,260
Depreciated cost	39,213	40,170
Depreciation expense	15,575	17,688	$ 16,619
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	118,326	109,266
Accumulated depreciation	95,056	86,794
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	8,537	11,355
Accumulated depreciation	6,372	8,684
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	29,106	28,809
Accumulated depreciation	15,328	13,782
Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Reduction in costs	9,615	9,615
Reduction in accumulated depreciation	$ 2,211	$ 2,211